Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member] CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	10,199,595	6,325,954
Granted	4,472,510	11,745,330
Vested	(3,935,186)	(2,353,989)
Forfeited	(2,339,541)	(5,517,700)
Outstanding, end of year	8,397,378	10,199,595
Outstanding units - liability method	730,297	2,314,805
Outstanding units - equity method	7,667,081	7,884,790
Current liability (1)	CAD 1	CAD 3
Non-current liability		CAD 1